Subsequent events	6 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

17. Subsequent events

On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vest immediately and the balance of 764,706 stock options shall vest on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share.

On February 24, 2021, the Company closed a non-brokered private placement of 19,994,080 units of the Company at C$0.40 per unit for gross proceeds of C$7,997,632. Each unit consists of one common share of the Company and one common share purchase warrant, which entitles the holder to acquire one common share at a price of C$0.60 per common share for a period of five years. In connection with the financing, the Company paid a cash commission of C$140,400 and issued 351,000 finder options, which are exercisable into units at an exercise price of C$0.40 for a period of three years.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)